FEBRUARY 28, 2025
SUPPLEMENT TO
HARTFORD SCHRODERS DIVERSIFIED GROWTH FUND SUMMARY PROSPECTUS
DATED FEBRUARY 28, 2025
IMPORTANT NOTICE REGARDING CHANGE IN NAME FOR HARTFORD SCHRODERS DIVERSIFIED GROWTH FUND
This Supplement contains new and additional information and should be read in connection with your Summary Prospectus.
Effective May 1, 2025, the Hartford Schroders Diversified Growth Fund will change its name to Hartford Schroders Diversified Opportunities Fund and the Hartford Schroders Diversified Growth Fund’s wholly owned Cayman Islands subsidiary will change its name from Hartford Schroders Cayman Diversified Growth Fund, Ltd. to Hartford Schroders Cayman Diversified Opportunities Fund, Ltd. Accordingly, the above referenced Summary Prospectus is revised as follows:
(1) Effective May 1, 2025, the reference to Hartford Schroders Diversified Growth Fund in the above referenced Summary Prospectus is deleted and replaced with Hartford Schroders Diversified Opportunities Fund (formerly, Hartford Schroders Diversified Growth Fund).
(2) Effective May 1, 2025, in the section entitled “Principal Investment Strategy” in the above referenced Summary Prospectus, the reference to Hartford Schroders Cayman Diversified Growth Fund, Ltd. is deleted and replaced with Hartford Schroders Cayman Diversified Opportunities Fund, Ltd.
This Supplement should be retained with your Summary Prospectus for future reference.
HV-7710
February 2025